Contingencies (Details)	12 Months Ended
Dec. 31, 2016 CAD case
Asbestos Cases | Central Hudson
Site Contingency [Line Items]
Total asbestos cases raised (number)	3,363
Remaining asbestos cases (number)	1,175
Asbestos cases dismissed (number)	2,032
Asbestos cases settled (number)	156
Contingency accrual | CAD	CAD 0
Claim related to pipeline rights | FHI and Fortis
Site Contingency [Line Items]
Contingency accrual | CAD	0
Claims related to the merger | Fortis Inc and ITC Holdings Corp
Site Contingency [Line Items]
Contingency accrual | CAD	CAD 0